Stock-Based Compensation Expense	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation Expense
(11) Stock-based Compensation Expense
2013 Equity Incentive Plan
Effective January 28, 2022, the Company increased the aggregate number of shares reserved for issuance under the 2013 Incentive Stock Plan by 75,000 shares.
2022 Equity Incentive Plan
In June 2021, the Board of Directors adopted the Quanergy Systems, Inc. 2022 Plan (“the 2022 Plan”), which was subsequently approved by the Company’s stockholders. The 2022 Plan became effective on February 8, 2022 and 679,507 shares of common stock were reserved for issuance under the 2022 Plan. The 2022 Plan permits the granting of incentive stock options, non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, and other equity-based awards to employees, directors and consultants.
Employee Stock Purchase Plan
The Board of Directors and stockholders approved the Quanergy Systems, Inc. 2022 Employee Stock Purchase Plan, or the ESPP, in June 2021 and January 2022, respectively. The initial number of shares of common stock authorized for sale under the ESPP was 41,706. Unless the Board of Directors provides otherwise, beginning on January 1, 2023, and continuing through and including January 1, 2032, the maximum number of shares which shall be made available for sale under the ESPP will automatically increase on the first day in January of each calendar year by the lesser of:

(1)	one percent (1%) of fully diluted Common Stock on December 31st of the preceding calendar year

(2)	shares of Common Stock equal to 200% of the initial share reserve, or

(3)	such lesser number of shares of the Company as determined by our board of directors.
As of June 30, 2022, the Employee Stock Purchase Plan has not yet been activated. The Company is currently evaluating the timing of activation.
Option Activity
The stock option activity for the six months ended June 30, 2022 has been retrospectively adjusted to reflect the Exchange Ratio on the Legacy Quanergy stock options.
The following table summarizes the stock option activity for the six months ended June 30, 2022:

	Options outstanding
	Number of shares	Weighted average exercise price per share	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding - December 31, 2021	197,637	$138.20		$15,398
Options granted	—	—
Options exercised	(9,892)	5.96
Options cancelled	(3,116)	139.71
Options expired	—	—

Outstanding at June 30, 2022	184,629	$144.51	4.76	$73

Vested and exercisable - June 30, 2022	169,161	$134.35	4.53	$73

Vested and expected to vest - June 30, 2022	184,629	$144.51	4.76	$73

As of June 30, 2022, there was $2.5 million of unrecognized compensation costs related to non-vested
stock option awards, which is expected to be recognized over a weighted-average period of approximately 0.95 years.
Restricted Stock Unit Activity
The restricted stock unit activity for the six months ended June 30, 2022 has been retrospectively adjusted to reflect the Exchange Ratio on the Legacy Quanergy restricted stock units.
The following table summarizes the restricted stock unit activity for the six months ended June 30, 2022:

	Restricted Stock Units (“RSUs”)
	Number of shares	Weighted average grant date fair value
Outstanding as of December 31, 2021	565,005	$137.94
Granted	278,853	29.95
Vested	(393,737)	129.48
Forfeited or cancelled	(13,554)	136.19

Outstanding as of June 30, 2022	436,567	$76.29

Vesting of RSUs are subject to service and performance conditions. The Business Combination was a qualifying event that satisfied the performance condition. For the three and six months ended June 30, 2022, $4.2 million and $54.9 million, respectively, of stock-based compensation expense has been recognized on these RSUs. As of June 30, 2022, there was $29.4 million unrecognized stock-based compensation expense related to outstanding unvested RSUs, which is expected to be recognized over a weighted-average period of approximately 2.5 years.
Stock-based Compensation Expense
The following table summarizes stock-based compensation expense and its allocation within the accompanying condensed consolidated statements of operations for the three and six months ended June 2022 and 2021, respectively (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Cost of goods sold	$154	$21	$837	$41
Research and development	1,464	455	9,141	896
Sales and marketing	1,244	230	5,842	442
General and administrative	2,389	5,019	40,992	5,927

Total stock-based compensation expense	$5,251	$5,725	$56,812	$7,306

(13)	Stock-Based Compensation
In January 2013, the Board adopted the 2013 Stock Incentive Plan (“the Plan”), which was subsequently approved by the Company’s stockholders. The Company initially reserved a total of 96,998 shares of common stock for issuance under the Plan. Between October 2014 and December 2021, through multiple amendments approved by the company’s stockholders, the share reserve was increased to 898,926 shares of common stock. Additionally, in July 2020, the Company’s stockholders approved amendments to the Plan to add restricted stock units as a form of equity compensation award under the plan.
The Plan permits the granting of incentive stock options,
non-statutory
stock options, stock appreciation rights, restricted stock or restricted stock units to employees, directors, and service providers at exercise prices not less than 100% of fair market value at the date of grant. The Board of Directors, at its sole discretion, shall determine the exercise price.
Options granted under the Plan expire 10 years from the date of grant. First time grants of incentive stock options and non-statutory
options generally vest at a rate of 25% on the first anniversary of the grant date and then ratably monthly over the next three years. Upon termination of employment, any unvested options are automatically returned to the Company. In general, vested options that were not exercised within three months after termination are surrendered back to the Company. These options are added back to the Plan and made available for future grants. The weighted average fair value of options granted for the year ended December 31, 2020, was $184.40 per share. The aggregate intrinsic value of options exercised for the years ended December 31, 2021 and 2020, was $0.2 million and $0.1 million, respectively.
A summary of option activity under the Plan is as follows:

	Options outstanding
	Number of shares	Weighted average exercise price per share	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding - December 31, 2019	221,756	$205.16	6.99	$55,114
Options granted	96,166	255.00
Options exercised	(1,549)	22.11
Options cancelled	(101,393)	389.18
Options expired	(1,831)	214.07

Outstanding at December 31, 2020	213,149	141.25	6.44	6,237

Options granted	—	—
Options exercised	(3,878)	19.07
Options cancelled	(7,727)	221.55
Options expired	(3,907)	255.00

Outstanding at December 31, 2021	197,637	138.20	5.13	13,165

Vested and exercisable - December 31, 2021	173,836	$122.17	4.78	$13,165

Vested and expected to vest - December 31, 2021	197,637	$138.20	5.13	$13,165

As of December 31, 2021 and 2020, there was a total of $4.2 million and $8.4 million, respectively, of unrecognized employee compensation costs related to non-vested
stock option awards, which is expected to be recognized over a weighted-average period of approximately 1.33 and 2.14 years, respectively.
2020 Stock Option Modification
On April 2, 2020, the Company’s Board of Directors passed a resolution to reprice outstanding stock options (“2020 Modification”), wherein the Company modified 66,420 stock options to reduce the exercise price of each underwater option to $255.00 per share to reflect the fair value as of January 31, 2020. As a result, 100% of the options outstanding under the 2013 incentive plan that were granted from April 2018 through August 2019 were modified on April 2, 2020, to reflect an exercise price of $255.00 per share.
The incremental fair value of the modified options is recognized as stock-based compensation expense. On the date of the modification, the fair value of the modified options exceeded the fair value of the original options by $1.5 million, of which $0.4 million was recognized in the consolidated statements of operations in 2020. The Company will recognize the remaining unrecognized non-cash
compensation cost related to the 2020 Modification over the remaining requisite service period of the modified options.
Determination of Fair Value
The Company estimates grant-date fair value of stock options using the BSM option-pricing model. The determination of the fair value of each stock award using this option-pricing model is affected by the Company’s assumptions regarding a number of complex and subjective variables. These variables include, but are not limited to, the expected stock price volatility over the term of the awards. Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award.
The following assumptions were used to calculate the fair value of stock-based compensation:

	Years ended December 31,
	2021	2020
Expected term	0.5 – 6.5 years	0.5 – 6.5 years
Expected volatility	40.4% – 63.6%	40.4% – 63.6%
Risk-free interest rate	0.1% – 3.1%	0.1% – 1.5%
Expected dividends	0.0%	0.0%
Expected term
— The Company has opted to use the “simplified method” for estimating the expected term of options, whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option (generally 10 years).
Expected volatility
— Due to the Company’s limited operating history and a lack of company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of peer companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards.
Risk-free interest rate
— The risk-free rate assumption is based on U.S. Treasury instruments with maturities similar to the expected term of the Company’s stock options.
Expected dividends
— The Company has not issued any dividends in its history and does not expect to issue dividends over the life of the options and therefore has estimated the dividend yield to be zero.
Fair value of common stoc
k — The fair value of the shares of common stock underlying the stock-based awards has historically been determined by the Board of Directors, with input from management. Because there has been no public market for the Company’s common stock, the Board of Directors has determined the fair value of the common stock on the grant-date of the stock-based award by considering a number of objective and subjective factors. Such factors include a valuation of the Company’s common stock performed by an unrelated third-party specialist, valuations of comparable companies, sales of the Company’s convertible preferred stock to unrelated third-parties, operating and financial performance, the lack of liquidity of the Company’s capital stock, as well as general and industry-specific economic outlooks.
Performance-based Restricted Stock Units
The Company began issuing restricted stock units in fiscal year 2020 and restricted stock awards in fiscal year 2021. The restricted stock unit activity for the years ended December 31, 2020 and 2021 has been retrospectively adjusted to reflect the Exchange Ratio on the Legacy Quanergy restricted stock units. The following tables summarize the restricted stock activity under the Plan:

	Restricted Stock Units (“RSUs”)
	Number of shares	Weighted average grant date fair value
Outstanding as of December 31, 2019	—	$—
Granted	302,904	83.97
Vested	—	—
Forfeited or cancelled	(7,842)	83.97

Outstanding as of December 31, 2020	295,062	83.97
Granted	283,695	145.67
Vested	—	—
Forfeited or cancelled	(13,752)	132.48

Outstanding as of December 31, 2021	565,005	$137.94

	Restricted Stock Awards (“RSAs”)
	Number of shares	Weighted average grant date fair value

Outstanding as of December 31, 2020	—	$—
Granted	58,199	130.21
Vested	(58,199)	130.21
Forfeited or cancelled	—	—

Outstanding as of December 31, 2021	—	$—

For the year ended December 31, 2021, the Company issued 283,695 restricted stock units (“RSUs”) and 58,199 restricted stock awards (“RSAs”) to employees and non-employees.
Unlike RSUs, the RSAs are entitled to voting rights and dividend rights prior to satisfaction of vesting conditions. Therefore, the RSAs are considered issued and outstanding at issuance. 129,090 RSUs and 58,199 RSAs were issued to non-employees
in exchange for advisory services, with an aggregate fair value of $25.4 million.
For the year ended December 31, 2021, $7.9 million of stock-based compensation expense related to RSA’s vested was recorded in general and administrative expenses on the consolidated statement of operations. The RSAs granted are subject to service-based vesting condition to be satisfied over six months.
The remaining 154,605 RSUs issued to employees have a fair value of $23.8 million. The RSUs granted are subject to service-based and performance-based vesting conditions. The service-based vesting condition for these RSUs range from nine months to four years, while the performance-based vesting condition is satisfied on the earlier of consummating an initial public offering (“IPO”), the closing of a merger with a SPAC, a change in control event or the Company’s equity securities become publicly traded on a nationally recognized exchange other than pursuant to an IPO, SPAC transaction or a change in control event.
The Company amended all outstanding RSUs issued prior to March 2021 such that each share scheduled to vest on a monthly vest date will now accelerate and vest on February 15, May 15, August 15 and November 15, preceding the applicable monthly vesting date. This amendment resulted in a modification, the effect of which is to change the grant date fair value to $130.21 for all outstanding RSUs on the modification date, reflecting the fair value on the date of modification.
As of December 31, 2021, the Company determined that the performance-based vesting conditions were not probable. Total unrecognized stock-based compensation cost of $77.9 million related to unvested RSUs is expected to be recognized upon vesting and satisfaction of the performance condition. See “Note 1(b) — Business Combinations” and “Note 19 – Subsequent Events” for consummation of the SPAC transaction, the underlying for satisfaction of the performance condition.
Stock-based compensation expense
The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations (in thousands):

	For the Years Ended December 31,
	2021	2020
Cost of goods sold	$193	$100
Research and development	1,717	2,225
Sales and marketing	858	1,294
General and administrative	9,204	1,824

Total stock-based compensation expense	$11,972	$5,443